Investments (Details 5) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Industrial and miscellaneous [Member]
Less Than Twelve Months Fair Value	$ 4,651	$ 1,004
Less Than Twelve Months Unrealized Loss	(321)	(1)
Twelve Months or Greater Fair Value
Twelve Months or Greater Unrealized Loss
Fair Value	4,651	1,004
Unrealized Loss	(321)	(1)
Non-mortgage asset-backed securities [Member]
Less Than Twelve Months Fair Value	1,955	990
Less Than Twelve Months Unrealized Loss	(16)	(8)
Twelve Months or Greater Fair Value
Twelve Months or Greater Unrealized Loss
Fair Value	1,955	990
Unrealized Loss	(16)	(8)
Total bonds and notes [Member]
Less Than Twelve Months Fair Value	6,606	1,994
Less Than Twelve Months Unrealized Loss	(337)	(9)
Twelve Months or Greater Fair Value
Twelve Months or Greater Unrealized Loss
Fair Value	6,606	1,994
Unrealized Loss	$ (337)	$ (9)